BORROWINGS AND OTHER FINANCING ARRANGEMENTS - Finance lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance lease right-of-use assets	$ 25,555,792	$ 24,991,789
Finance lease liabilities	19,852,094
Modules, inverters, and other
Finance lease right-of-use assets	$ 33,050,116	$ 30,984,311
Estimated useful lives	25 years	25 years
Finance lease liabilities	$ 19,852,094	$ 20,766,512